Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
China Eastern Air Holding Company [member]
Disclosure of transactions between related parties [Line Items]
Percentage of shares owned by related party	30.97%	30.97%
Bonds guaranteed by CEA Holding	¥ 7.8	¥ 7.8
CES Global Holdings (Hong Kong) Limited [member]
Disclosure of transactions between related parties [Line Items]
Percentage of shares owned by related party	16.03%	16.03%
CES Finance Holding Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Percentage of shares owned by related party		2.79%